Summary of certificates of deposit by maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deposit Liabilities [Line Items]
Time Deposit Maturities, Year One	$ 5,387,569
Time Deposit Maturities, Year Two	1,287,615
Time Deposit Maturities, Year Three	653,010
Time Deposit Maturities, Year Four	430,024
Time Deposit Maturities, Year Five	481,849
Time Deposit Maturities After Year Five	71,285
Total certificates of deposit	$ 8,311,352	$ 8,910,709